Financial instruments - Categories of financial instruments (Details) - EUR (€)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 334,400,000	€ 193,600,000	€ 403,300,000	€ 399,700,000
Financial assets at amortised cost		484,700,000	537,700,000
Financial assets at fair value through profit or loss		89,500,000	167,700,000
Financial liabilities at amortised cost		(2,894,700,000)	(2,950,900,000)
Financial assets (liabilities) at fair value through other comprehensive income		(141,300,000)	(39,600,000)
Total		(2,461,800,000)	(2,285,100,000)
Borrowing costs capitalised	€ 1,800,000	25.7
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		0	0
Financial liabilities		(148,700,000)	(60,800,000)
Financial Liabilities At Fair Value Through Other Comprehensive Income		(148,700,000)	(60,800,000)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		(788,700,000)	(773,500,000)
Financial liabilities		(788,700,000)	(773,500,000)
Financial Liabilities At Fair Value Through Other Comprehensive Income		0	0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		(2,106,000,000)	(2,177,400,000)
Financial liabilities		(2,106,000,000)	(2,177,400,000)
Financial Liabilities At Fair Value Through Other Comprehensive Income		0	0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets		7,400,000	21,200,000
Derivative financial assets held for hedging		7,400,000	21,200,000
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost		380,600,000	302,100,000
Financial assets		380,600,000	302,100,000
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost		104,100,000	235,600,000
Financial assets at fair value through profit or loss		89,500,000	167,700,000
Financial assets		€ 193,600,000	€ 403,300,000